CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY - Schedule of Condensed Cash Flows Statement (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net income	$ 5,105,445	$ 21,651,371	$ 10,039,117	$ 4,205,870	$ 8,473,798
Adjustments to reconcile net income to net cash from operating activities:
Other	163,236	285,097	758,170	619,415	113,062
Changes in assets and liabilities:
Prepaid expenses and other assets	(16,301,611)	(6,388,343)	(8,548,723)	(8,016,892)	(9,535,162)
Accrued expenses	2,945,930	8,461,226	13,429,473	3,672,826	6,586,442
Net cash from operating activities	85,359,027	79,156,400	84,573,819	50,091,421	46,145,714
INVESTING ACTIVITIES:
Purchase of other assets			(359,203)	(416,166)	(511,088)
Net cash used in investing activities	(53,761,166)	(30,558,235)	(47,388,932)	(21,056,178)	(8,393,174)
FINANCING ACTIVITIES:
Payments on long-term debt	(18,000,000)	(22,000,000)	(29,100,000)	(74,650,000)
Proceeds from long-term debt	67,500,000	44,000,000	73,000,000	25,800,000	10,000,000
Contributions from members					2,385,000
Contribution from minority interest	500,000	250,000	250,000
Distributions to members	(4,056,000)	(4,000,000)	(4,000,000)
Newly issued units less transaction costs				(89,091,428)
Net cash from financing activities	44,944,000	18,250,000	39,947,625	40,091,428	12,235,000
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS	76,345,791	67,042,637	78,017,434	69,351,550	49,471,735
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year	299,078,283	221,060,849	221,060,849	151,709,299	102,237,564
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .	375,424,074	288,103,486	299,078,283	221,060,849	151,709,299
CASH PAID FOR:
Interest	1,635,523	914,338	1,507,932	2,804,490	606,204
Parent | Reporting entity
OPERATING ACTIVITIES:
Net income			10,039,117	4,205,870	8,473,798
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed income of subsidiaries			(11,556,217)	(6,888,037)	(8,296,328)
Other			94,558	311,378	(197,353)
Changes in assets and liabilities:
Prepaid expenses and other assets			(339,722)	1,503,552	(429,419)
Intercompany receivable			(35,780,078)	(77,943,211)	30,050,384
Accrued expenses			91,800	(58,013)	92,694
Net cash from operating activities			(37,450,542)	(78,868,461)	29,693,776
INVESTING ACTIVITIES:
Purchase of other assets			(40,000)		(250,000)
Investment in subsidiaries			(677,078)	38,867,998	(41,925,117)
Net cash used in investing activities			(717,078)	38,867,998	(42,175,117)
FINANCING ACTIVITIES:
Payments on long-term debt			(29,100,000)	(74,650,000)
Proceeds from long-term debt			71,000,000	25,800,000	10,000,000
Contributions from members					2,385,000
Contribution from minority interest			250,000
Distributions to members			(4,000,000)
Newly issued units less transaction costs				(89,091,428)
Net cash from financing activities			38,150,000	40,241,428	12,385,000
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS			(17,620)	240,965	(96,341)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - Beginning of year	$ 244,498	$ 262,118	262,118	21,153	117,494
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AND CASH EQUIVALENTS - September 30 .			244,498	262,118	21,153
CASH PAID FOR:
Interest			$ 1,329,137	$ 2,798,490	$ 587,159